Prepaid Expenses and Other Assets	6 Months Ended
Jun. 30, 2024
Prepaid Expenses and Other Assets [Abstract]
Prepaid expenses and other assets

Note 3. Prepaid expenses and other assets

At June 30, 2024 and December 31, 2023, prepayment and other current assets consisted of the following:

	June 30,	December 31,
	2024	2023

Prepayment	$3,601,197	$1,247,942
Advance to suppliers	4,527,778	2,349,615
Deposits	1,033,297	1,107,788
Other receivables	1,828,160	1,326,729
	$10,990,432	$6,032,074

The prepayment includes payments of IT services, advertisement expenses, insurance premiums, rental expenses, travel package costs, consultancy fees and professional fees. The deposits are mainly related to refundable deposits paid for business acquisitions, equipment, office and warehouse security deposit. During the year ended December 31, 2023, the Company paid $500,000 earnest deposit to an acquisition target in order to allow the Company to carry out due diligence on the target. During the year ended June 30, 2024, the Company paid another $500,000 earnest deposit to another acquisition target for the same purpose. The other receivables are mainly related to advances to employees and non-trade receivables due from third parties.